EQUITY (Details Narrative)									3 Months Ended			6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Mar. 29, 2022 USD ($) $ / shares shares	Nov. 04, 2021 USD ($) $ / shares shares	Nov. 04, 2021 CAD ($) shares	Nov. 04, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Nov. 04, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized														Unlimited			Unlimited		Unlimited	Unlimited
Common stock, par value | $ / shares	$ 0		$ 0						$ 0			$ 0		$ 0			$ 0			$ 0
Common stock, shares issued | shares	2,206,014	[1]	2,206,014	[1]					2,206,014	[1]		2,206,014	[1]	2,206,014	[1]		1,932,604	[1]		1,103,010
Common stock, shares outstanding | shares	2,206,014	[1]	2,206,014	[1]					2,206,014	[1]		2,206,014	[1]	2,206,014	[1]		1,932,604	[1]		1,103,010
Proceeds from allocated warrants														$ 781,953
Warrants issued									$ (93,861)		$ (18,302)			$ (93,861)		$ (1,058,703)	$ (1,059,197)
Risk free interest rate																1.50%	1.50%		1.50%
Expected life																10 years	10 years		10 years
Volatility rate																96.56%	96.56%		96.56%
Dividend rate
Issuance costs														$ 93,861		$ 1,067,374	$ 1,067,868
Fair value of common stock																				54,958
Fair value of common stock																				2,468,750
Percentage issued and outstanding for common stock	10.00%		10.00%						10.00%			10.00%		10.00%			10.00%
Vested term														10 years			10 years		10 years
Aggregate intrinsic value of options outstanding and exercisable
Exercise price range, minimum | $ / shares														$ 2.25			$ 2.19
Exercise price range, maximum | $ / shares														$ 22.50			$ 21.90
Weighted average remaining contractual life														6 years 10 months 28 days			7 years 8 months 19 days		7 years 8 months 19 days
Options granted | shares														3,333			55,000		55,000	0
Share-based payment expense														$ 318		604,861	$ 546,335			$ 2,870
Warrant liability									$ (136)		$ (72,838)	$ 930		(22,570)		(152,869)	(178,509)
Gain on fair value adjustment of warrants														$ 23,500		$ 152,869	$ 178,509
Common stock, shares outstanding																	60:1 reverse stock split
Price per share | $ / shares											$ 10.17					$ 10.17
Payments for repurchase of warrants	$ 544,164
Deemed dividend									$ (543,234)			$ 543,234		$ (543,234)
Recognized share-based payment expense											185			$ 318		$ 604,861
Loss on fair value adjustment of warrants									$ 1,066		$ 72,838
Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued | shares																				19,271
Fair value of common stock																				$ 54,958
Property Acquisition Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued | shares																				416,666
Fair value of common stock																				$ 2,468,750
Warrant Exercise Incentive Program [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares			273,410
Common stock, gross proceeds			$ 781,953
Issuance costs			$ 62,556
Number of warrants for which exercise price amended | shares														1,015,869
Shares Issued, Price Per Share | $ / shares	$ 2.86		$ 2.86						$ 2.86			$ 2.86		$ 2.86
Proceeds from issuance of common stock			$ 688,092
Number of warrants issued as a finders fee | shares			21,872
Value of incentive warrants			$ 449,005
Value of finders warrants			35,919
Legal Fees			$ 31,305
Warrant Exercise Incentive Program [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares														12.60
Warrant Exercise Incentive Program [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares														$ 2.86
Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other expenses																	131,560
Cash commission																	$ 754,058
Broker warrants | shares																	78,548
Broker warrants																	$ 858,429
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate								0.98%						0.98%			3.79%		3.79%
Expected life								2 years						2 years			1 year		1 year
Volatility rate								153.02%						153.02%			135.59%		135.59%
Dividend rate								0.00%						0.00%			0.00%		0.00%
Price per share | $ / shares						$ 11.45		$ 11.45									$ 1.46
Incentive Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate			4.21%
Expected life			3 years 9 months
Volatility rate			137.62%
Dividend rate			0.00%
Incentive Warrants [Member] | Warrant Exercise Incentive Program [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants term	5 years		5 years						5 years			5 years		5 years
Price per share | $ / shares	$ 4.50		$ 4.50						$ 4.50			$ 4.50		$ 4.50
Finder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate			3.68%
Expected life			5 years
Volatility rate			128.81%
Dividend rate			0.00%
Non Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares						44,117	44,117										44,117		44,117
Sale of stock price per share | (per share)						$ 12.96		$ 12.96									$ 12.96				$ 16.20	$ 16.20
Common stock, gross proceeds						$ 571,760	$ 714,700										$ 571,760		$ 714,700
Exercise price | (per share)																	$ 25.80				$ 32.40
Proceeds from allocated warrants																	$ 202,009
Warrants and rights outstanding																	$ 34,733
Risk free interest rate																	0.98%		0.98%
Expected life																	2 years		2 years
Volatility rate																	153.02%		153.02%
Dividend rate																	0.00%		0.00%
Other expenses																	$ 800
Issuance costs																	$ 8,671
Non Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares																	2,680		2,680
Warrants issued																	$ 24,543
Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares					785,477												785,477		785,477
Sale of stock price per share | $ / shares					$ 9.60												$ 9.60
Common stock, gross proceeds					$ 7,540,580												$ 7,540,580
Exercise price | $ / shares																	$ 12.60
Proceeds from allocated warrants																	$ 607,170
Risk free interest rate																	2.45%		2.45%
Expected life																	5 years		5 years
Volatility rate																	134.66%		134.66%
Dividend rate																	0.00%		0.00%
Other expenses																	$ 159,271
Warrants term																	5 years
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued with private placement | shares																	22,059
Warrant liability								$ 202,009						$ 202,009

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)